Investments (Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment Holdings [Line Items]
Net assets related to pending sales and purchases of securities		$ 5
Fair value of securities in an unrealized loss position	$ 833	565
Virginia Electric and Power Company
Investment Holdings [Line Items]
Net assets related to pending sales and purchases of securities	6	6
Fair value of securities in an unrealized loss position	$ 404	$ 234